FHLB Advances And Other Debt (Tables)	12 Months Ended
Dec. 31, 2019
FHLB Advances And Other Debt [Abstract]
Schedule Of FHLB Advances And Other Debt

	Weighted
	Average Rate	December 31, 2019	December 31, 2018
FHLB fixed rate advances
Maturities:
2019	-	$-	$3,500
2020	1.98%	4,500	4,500
2021	2.32%	4,000	4,000
2022	2.05%	1,500	1,500
2024	1.90%	6,500	-
Total FHLB fixed rate advances		16,500	13,500

Variable rate other debt:
Holding Company credit facility	5.50%	5,000	6,000
Warehouse facility	4.00%	7,517	-
Total variable rate other debt		12,517	6,000
Total		$29,017	$19,500

Schedule Of Federal Home Loan Advances Pledged By Assets

	December 31, 2019	December 31, 2018
Single-family mortgage loans	$79,144	$70,140
Multi-family mortgage loans	21,258	18,841
Commercial real estate loans (1-4 family)	6,639	5,986
Home equity lines of credit	5,028	6,446
Securities	3,074	4,058
Cash	3,300	3,300
Total	$118,443	$108,771

FHLB Advances And Other Debt Outstanding Maturity Period
Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2019
2020	$12,517
2021	4,500
2022	5,500
2023	-
2024	6,500
$29,017

Assets Pledged As Collateral With FRB

	2019	2018
Commercial loans	$38,317	$29,578
Commercial real estate loans	77,733	76,332
	$116,050	$105,910